Transition to new accounting standards - Narrative (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Apr. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments		£ 301,000,000
Lease liabilities	£ 974,000,000	310,000,000
Lease liabilities, impact of discounting	239,000,000	40,000,000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				2.80%
Right-of-use assets	684,000,000
Lease liabilities	735,000,000	270,000,000		£ 744,000,000
Higher (lower) revenue	13,910,000,000	14,066,000,000
Higher (lower) operating costs	11,760,000,000	12,063,000,000	£ 11,757,000,000
Operating profit from continuing operations	£ 2,780,000,000	2,870,000,000	£ 3,493,000,000
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities				400,000,000
Lease liabilities, impact of discounting				200,000,000
Right-of-use assets				468,000,000
Lease liabilities				474,000,000
Financial assets at fair value through profit or loss and through other comprehensive income | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9					£ 8,000,000
Financial liabilities at fair value through profit and loss
Disclosure of initial application of standards or interpretations [line items]
Financial liability previously designated at amortised cost reclassified to FVTPL, Initial application of IFRS 9		570,000,000
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		32,000,000
Financial liabilities at fair value through profit and loss | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9		(40,000,000)
Cost of hedging | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9		(67,000,000)
Cost of hedging | Cash flow hedge
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9		(10,000,000)
Own credit | Financial liabilities at fair value through profit and loss | Other equity reserves
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9		7,000,000
Scenario, Adjustment | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Higher (lower) revenue		(1,197,000,000)
Higher (lower) operating costs		(1,197,000,000)
Operating profit from continuing operations		0
Scenario, Adjustment | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities				£ 474,000,000
Scenario, Adjustment | US Regulated and UK Gas Transmission | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Higher (lower) revenue		(57,000,000)
Operating profit from continuing operations		(57,000,000)
Scenario, Adjustment | UK Regulated | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Higher (lower) revenue		26,000,000
Operating profit from continuing operations		£ 23,000,000